PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2025	2024
Government authorities	$84,425	$111,580
Interest receivable	10,490	4,206
Prepaid expenses	109,691	105,910
Other	19,174	17,384
	$223,780	$239,080